Investment securities - Schedule of All Securities and Other Financial Assets by Contractual Maturity (Details) - Principal - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
IFRS Statement [Line Items]
Investment securities	$ 1,414,634	$ 1,189,325
Due within 1 year
IFRS Statement [Line Items]
Investment securities	428,450	253,203
After 1 to 5 years
IFRS Statement [Line Items]
Investment securities	964,613	907,612
After 5 to 10 years
IFRS Statement [Line Items]
Investment securities	21,571	28,510
Amortized cost
IFRS Statement [Line Items]
Investment securities	1,345,742	1,090,577
Amortized cost | Due within 1 year
IFRS Statement [Line Items]
Investment securities	372,910	223,174
Amortized cost | After 1 to 5 years
IFRS Statement [Line Items]
Investment securities	951,261	838,893
Amortized cost | After 5 to 10 years
IFRS Statement [Line Items]
Investment securities	21,571	28,510
FVOCI
IFRS Statement [Line Items]
Investment securities	68,892	98,748
FVOCI | Due within 1 year
IFRS Statement [Line Items]
Investment securities	55,540	30,029
FVOCI | After 1 to 5 years
IFRS Statement [Line Items]
Investment securities	13,352	68,719
FVOCI | After 5 to 10 years
IFRS Statement [Line Items]
Investment securities	$ 0	$ 0